1998 annual report


IDS
Insured
Tax-Exempt
Fund
(prospectus enclosed)

(icon of) shield with star

The goal of IDS Insured Tax-Exempt Fund, a part of IDS Special Tax-Exempt Series Trust, is to provide a high level of income generally exempt from federal income tax and preservation of shareholders' capital. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change. (This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

American Express Financial Advisors

Distributed by American Express Financial Advisors Inc.

(icon of) shield with star

No-default insurance

Any investment involves risks. For a municipal bond investor, there's the risk that the bond issuer could default on its payments. But there are bonds that are insured against default, and these are the ones that Insured Tax-Exempt Fund invests in. While this doesn't mean that shareholders are insulated from fluctuations in bond market values, it does ensure that the Fund receives principal and interest payments when they are due. Along the way, shareholders enjoy regular income that is generally free from federal income tax.

Contents

1998 annual report

From the chairman                                 4
From the portfolio manager                        4
The Fund's ten largest holdings                   6
Making the most of the Fund                       7
The Fund's long-term performance                  8
Independent auditors' report                      9
Financial statements                             10
Notes to financial statements                    13
Investments in securities                        22
IDS mutual funds                                 39
Federal income tax information                   43

1998 prospectus

The Fund in brief                                3p

Goal                                             3p
Investment policies and risks                    3p
Manager and distributor                          3p
Portfolio manager                                3p
Alternative purchase arrangements                4p

Sales charge and Fund expenses                   5p

Performance                                      7p

Financial highlights                             7p
Total returns                                    9p
Yield                                           11p

Investment policies and risks                   12p

Facts about investments and their risks         12p
Alternative investment option                   16p
Valuing Fund shares                             17p

How to purchase,  exchange or redeem shares     18p

Alternative purchase arrangements               18p
How to purchase  shares                         21p
How to exchange  shares                         23p
How to redeem shares                            23p
Reductions and waivers of the sales charge      28p

Special shareholder services                    32p

Services                                        32p
Quick telephone reference                       32p

Distributions and taxes                         33p

Dividend and capital gain distributions         33p
Reinvestments                                   34p
Taxes                                           35p
How to determine the correct TIN                37p

How the Fund is organized                       38p

Shares                                          38p
Voting rights                                   38p
Shareholder meetings                            38p
Board members and officers                      38p
Investment manager                              40p
Administrator and transfer agent                40p
Distributor                                     41p

About American Express Financial Corporation    42p

General information                             42p
Year 2000                                       43p

Appendices                                      44p

1998 Federal tax-exempt and taxable
   equivalent yield calculations                44p
Descriptions of derivative instruments          46p

      The purpose of this annual report is to tell investors how the Fund performed.

      (icon of)one open book inside of another

      The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

      (This annual report is not part of the prospectus.)

      To our shareholders

      From the chairman

      If you're an experienced investor, you know that the past few years have been unusually strong in many financial markets. Perhaps just as important, history shows that bull markets don't last forever. Though they're often unpredictable, declines -- whether they're brief or long-lasting, moderate or substantial -- are always a possibility. We saw evidence of that last October, when financial turmoil in Southeast Asia sparked a sharp decline in worldwide financial markets, including the U.S.

      The potential for such volatility reinforces the need for investors to review periodically their long-term goals and examine whether their investment program remains on track to achieving them. Your quarterly investment statements are one part of that monitoring process. The other is a meeting with your American Express financial advisor. That becomes more important if there's a major change in your financial situation or in the financial markets.

      William R. Pearce
     (picture of) William R. Pearce
      William R. Pearce
      Chairman of the board

      From the portfolio manager

      A generally strong bond market led to a very productive fiscal year for IDS Insured Tax-Exempt Fund. For investors in the Funds' Class A shares, the total return (which includes net asset value change and dividends) was 7.6% for the July 1997 through June 1998 period.

      Despite a continuation of solid economic growth, which many observers thought would put upward pressure on consumer prices, inflation remained remarkably tame throughout the 12 months. Bolstering the low-inflation outlook over the winter was the financial turmoil in Asian markets, which reinforced the case for falling prices of imported goods as well as somewhat slower economic growth in the U.S. In addition, the Asian situation spawned a "flight to quality" by foreign investors, who, seeking a safe haven for their investments, moved money into U.S. bonds, lending further support for the market.

      Rates  down,  bonds  up

      As a result, long-term interest rates, aside from a couple of brief, moderate run-ups, declined substantially. In fact, yields on municipal bonds reached a 25-year low during the period. Bond prices, which move in the opposite direction of interest rates, rose accordingly, boosting the Fund's net asset value. On the other hand, the rate decline ultimately depressed the Fund's dividend payments slightly. Compared to most municipal  bond funds,  however,  the  dividend  level held up quite well.

      Looking at the technical factors in the market, the supply of new issues was substantial. Fortunately, demand from both institutional and individual buyers was equally strong. For the most part, I avoided purchasing bonds issued by states without income taxes, concentrating instead on securities issued by high-tax states. I also kept a low level of cash reserves (5% or less) in the portfolio, a strategy that enhanced overall performance during the period.

      Looking to the current fiscal year, at this point (mid-July) inflation remains well under control while the economy continues to grow at a solid rate. Should the economy stay strong, which I expect, upward pressure on inflation is likely to increase, perhaps prompting the Federal Reserve Board to push up short-term interest rates. In light of that possibility, I plan to continue my emphasis on maintaining the Fund's dividend and conserving shareholders' capital.

      Paul B. Hylle
     (picture of) Paul B. Hylle
      Paul B. Hylle
      Portfolio Manager

(This annual report is not part of the prospectus.)

      Class A

      12-month performance

(All figures per share)
Net asset value (NAV)
June 30, 1998           $5.63
June 30, 1997           $5.51
Increase                $0.12

Distributions
July 1, 1997 - June 30, 1998
From income             $0.29
From capital gains      $  --
Total distributions     $0.29

Total return*           +7.6%**
Class B
            12-month performance
(All figures per share)
Net asset value (NAV)
June 30, 1998           $5.63
June 30, 1997           $5.51
Increase                $0.12

Distributions
July 1, 1997 - June 30, 1998
From income             $0.25
From capital gains      $  --
Total distributions     $0.25

Total return*           +6.8%**
Class Y
            12-month performance
(All figures per share)
Net asset value (NAV)
June 30, 1998           $5.64
June 30, 1997           $5.52
Increase                $0.12

Distributions
July 1, 1997 - June 30, 1998
From income             $0.30
From capital gains      $  --
Total distributions     $0.30

Total return*           +7.7%**

      * The prospectus discusses the effect of sales charges, if any, on the various classes.

      ** The total return is a hypothetical investment in the Fund with all distributions reinvested.

      (This annual report is not part of the prospectus.)

      The Fund's ten largest holdings

                        Percent     Value
            (of Fund's net assets)  (as of June 30, 1998)

            Brazos  River  Texas  Authority   Collateralized  Pollution  Control
            Refunding Revenue Bonds Texas Utility Electric Series 1992C A.M.T.
            6.70% 2022  3.29%       $16,403,110

            New York State Energy Research & Development Authority Solid Waste Development Revenue Bonds State
            Gas & Electric Company A.M.T.
            5.70% 2028  2.33        11,627,685

            Pittsburgh Pennsylvania Water & Sewer Authority System Pre-refunded Revenue Bonds Series 1991A
            6.50% 2014  2.19        10,913,000

            Metropolitan Washington D.C. Airports Authority Airport System Revenue Bonds Series 1992A A.M.T.
            6.625% 2019 2.06        10,307,458

            San Diego County California Certificate of Participation Regional Authority Bonds Mt. Tower
            Series 1991 Inverse Floater
            6.36% 2019  1.94        9,662,220

            Colorado River Texas Municipal Water District
            Water System Pre-refunded Revenue Bonds Series 1991A
            6.625% 2021 1.89        9,453,313

            Harris County Texas Toll Road Senior Lien
            Pre-refunded Revenue Bonds Series 1992A
            6.50% 2017  1.81        9,048,193

            Austin Texas Combined Utilities System Refunding
            Revenue Bonds Series 1994
            5.75% 2024  1.78        8,872,045

            Louisiana Energy & Power Authority Refunding
            Revenue Bonds Rodemacher Unit  2 Series 1991
            6.75% 2008  1.52        7,566,930

            Houston Texas Water & Sewer System Junior Lien
            Refunding Revenue Bonds Series 1997A
            5.25% 2022  1.45        7,228,097

            Note: The Fund's investment income from certain securities may be subject to the Alternative Minimum Tax (A.M.T.).

            For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

      (icon of) pie chart

      The ten holdings listed here make up 20.26% of the Fund's net assets

      (This annual report is not part of the prospectus.)

      Making the most of the Fund

      Build your assets systematically

      One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high.

      Using this strategy does not ensure a profit or avoid a loss if the marke declines, and requires that you be able to keep on investing on a regular basis, even when the price of your shares falls or the market declines. Investing in this manner can be an effective way to accumulate shares to meet your long-term goals.

     How dollar-cost averaging works

     Month     Amount       Per-share        Number of shares
               invested     market price     purchased

     Jan       $100         $20              5.00  XXXXX

     Feb        100          18              5.56  XXXXXx

     March      100          17              5.88  XXXXXx

     April      100          15              6.67  XXXXXXx

     May        100          16              6.25  XXXXXXx

     June       100          18              5.56  XXXXXx

     July       100          17              5.88  XXXXXx

     Aug        100          19              5.26  XXXXXx

     Sept       100          21              4.76  XXXXx

     Oct        100          20              5.00  XXXXX

(footnotes to table) By investing an equal number of dollars each month.....

(arrow in table pointing to April) you automatically buy more shares when the per share market price is low.....

(arrow in table pointing to September) and fewer shares when the per share market price is high.

      You have paid an average price of only $17.91 per share over the 10 months, while the average market price actually was $18.10.

     Three ways to benefit from a mutual fund:

      o  your shares increase in value when the Fund's investments do well

      o you receive capital gains when the gains on investments sold by the Fund exceed losses

      o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

      All three make up your total return. And you potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

      (This annual report is not part of the prospectus.)

      The Fund's long-term performance

How your $10,000 has grown in IDS Insured Tax-Exempt Fund

$20,000
                                                   X $19,968
                                                     Insured Tax-Exempt Fund
                                                     Class A


                           X Lehman Brothers
                             Municipal Bond Index

$10,000

$9,500

'88  '89  '90  '91  '92  '93  '94  '95  '96  '97  '98

            Average annual total return
           (as of June 30, 1998)
                        1 year      Since       5 years     10 years
                                    inception*
            Class A     +2.22%         --%       +4.46%       +7.16%
            Class B     +2.80%      +4.95%*         --%          --%
            Class Y     +7.74%      +6.66%*         --%          --%

*           Inception date was March 20, 1995.

      Assumes: o Holding period from 7/1/88 to 6/30/98.

               o Returns do not reflect taxes payable on distributions.

               o Reinvestment of all income and capital gain distributions for the Fund, with a value of $8,757. Also see "Performance" in the Fund's current prospectus.


      Lehman Brothers Municipal Bond Index is an unmanaged index made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance.

      On the graph above you can see how the Fund's total return compared to a widely cited performance index, the Lehman Brothers Municipal Bond Index. In comparing Insured Tax-Exempt Fund (Class A) to this index, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the index.

      Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

      (This annual report is not part of the prospectus.)

The financial statements contained in Post-Effective Amendment #30 to Registration Statement No.33-5102 filed on or about August 28, 1998, are incorporated herein by reference.

IDS mutual funds

Global/International funds

Funds in this group seek capital growth and/or income by investing primarily in foreign securities. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made. They are high risk mutual funds with a potential for high reward.

IDS Emerging Markets Fund

Invests in a Portfolio comprised primarily of stocks of companies in developing countries throughout the world that are believed to offer growth potential. Seeks to provide long-term growth of capital.

(icon of) world with countries

IDS Global Growth Fund

Invests in a Portfolio comprised primarily of stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The Fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Global Balanced Fund

Invests in stocks and bonds in, for the most part, major markets throughout the world, including the U.S. Seeks to provide a balance of growth of capital and current income.

(icon of) scale of globes

IDS Global Bond Fund

Invests in a Portfolio comprised primarily of debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe


Growth funds

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. A highly aggressive and speculative fund that seeks long-term growth of capital.

(icon of) cart of precious gems

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) building

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the S&P 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests in a Portfolio comprised primarily of equity securities of companies included in the S&P 500 Stock Index that are believed to have strong growth potential. The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

(This annual report is not part of the prospectus.)

IDS Growth Fund

Invests in a Portfolio comprised primarily of companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests in a Portfolio comprised primarily of companies with significant growth potential due to superiority in technology, marketing or management. The Fund frequently changes its industry mix.

(icon of) dimension

IDS Progressive Fund

Invests primarily in undervalued common stocks. The Fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star


Growth & income funds

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Foreign investments may be subject to currency fluctuations and political and economic risks of the countries in which the investments are made.

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks that generaly pay dividends and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Managed Allocation Fund

Invests in a Portfolio comprised primarily of U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Fund provides diversification among these major investment categories and has a target mix that represents the way the Fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) gyroscope

IDS Stock Fund

Invests in a Portfolio comprised primarily of common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests in a Portfolio comprised primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a Portfolio that seeks to balance between common stocks and senior securities (preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

(This annual report is not part of the prospectus.)

Income funds

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Extra Income Fund

Invests in a Portfolio comprised mainly of long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) two coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) Greek column

IDS Selective Fund

Invests in a Portfolio comprised primarily of high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests in a Portfolio comprised primarily of securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head


Tax-exempt income funds

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax, but a portion of the income may be subject to state and local taxes. Risk varies by bond quality.

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the Fund but does not guarantee the market value of the Fund's shares.

(icon of) shield with star

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS High Yield Tax-Exempt Fund

Invests in a Portfolio comprised primarily of medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS Intermediate Tax-Exempt Fund

Invests in mainly investment-grade bonds and other debt securities with intermediate-term maturities issued by state and local government units. Goal is to seek a high level of current income exempt from federal taxes.

(icon of) shield with tree enclosed

(This annual report is not part of the prospectus.)

Money market funds

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. An investment in these funds is neither insured nor guaranteed by the U.S. government, and there can be no assurance that these funds will be able to maintain a stable net asset value of $1.00 per share. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposit (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

      Federal income tax information

      IDS Insured Tax-Exempt Fund

      The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on your year-end statement, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent next January.

           IDS Insured Tax-Exempt Fund
           Fiscal year ended June 30, 1998

            Class A

            Exempt-interest dividends -- taxable status explained below.

            Payable date            Per share
            July 25, 1997           $0.02688
            Aug. 27, 1997            0.02626
            Sept. 25, 1997           0.02321
            Oct. 28, 1997            0.02568
            Nov. 25, 1997            0.02221
            Dec. 26, 1997            0.02394
            Jan. 28, 1998            0.02504
            Feb. 26, 1998            0.02463
            March 26, 1998           0.02144
            April 28, 1998           0.02590
            May 27, 1998             0.02196
            June 25, 1998            0.02253

            Total       $0.28968

            Taxable dividend -- income distribution taxable as dividend income.

            Payable date            Per share
            Dec. 26, 1997           $0.00044
            Total distributions     $0.29012

(This annual report is not part of the prospectus.)

            Class B

            Exempt-interest dividends -- taxable status explained below.

            Payable date            Per share
            July 25, 1997           $0.02356
            Aug. 27, 1997            0.02245
            Sept. 25, 1997           0.01989
            Oct. 28, 1997            0.02191
            Nov. 25, 1997            0.01900
            Dec. 26, 1997            0.02035
            Jan. 28, 1998            0.02120
            Feb. 26, 1998            0.02123
            March 26, 1998           0.01819
            April 28, 1998           0.02208
            May 27, 1998             0.01861
            June 25, 1998            0.01916

            Total       $0.24763


            Taxable dividend -- income distribution taxable as dividend income.

            Payable date            Per share
            Dec. 26, 1997           $0.00044
            Total distributions     $0.24807

(This annual report is not part of the prospectus.)

            Class Y

            Exempt-interest dividends -- taxable status explained below.

            Payable date            Per share
            July 25, 1997           $0.02746
            Aug. 27, 1997            0.02670
            Sept. 25, 1997           0.02353
            Oct. 28, 1997            0.02637
            Nov. 25, 1997            0.02304
            Dec. 26, 1997            0.02468
            Jan. 28, 1998            0.02579
            Feb. 26, 1998            0.02521
            March 26, 1998           0.02199
            April 28, 1998           0.02680
            May 27, 1998             0.02254
            June 25, 1998            0.02322

            Total       $0.29733


            Taxable dividend -- income distribution taxable as dividend income.

            Payable date            Per share
            Dec. 26, 1997           $0.00044

            Total distributions     $0.29777


      Federal taxation

      Exempt-interest  dividends are exempt from federal income taxes and should
      not  be  included  in   shareholders'   gross   income.

      Other   taxation

      Exempt-interest dividends may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

      (This annual report is not part of the prospectus.)

      Federal income tax information

      Source of income by state

      Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended June 30, 1998 are listed below.

     Alabama             0.751%
     Alaska              1.550
     Arizona             1.719
     Arkan               0.246
     California         11.781
     Colorado            2.164
     Delaware            0.244
     Florida             2.206
     Georgia             3.966
     Hawaii              0.193
     Illinois            3.273
     Indiana             2.195
     Kansas              0.284
     Louisiana           1.831
     Maine               0.376
     Maryland            0.006
     Massachusetts       5.001
     Michigan            3.376
     Minnesota           2.090
     Mississippi         0.422
     Missouri            0.073
     Montana             2.126
     Nevada              0.975
     New Hampshire       1.278
     New Jersey          0.011
     New Mexico          0.217
     New York            8.087
     North Carolina      1.377
     North Dakota        0.819
     Ohio                1.289
     Oklahoma            1.173
     Oregon              0.003
     Pennsylvania        3.760
     Rhode Island        0.592
     South Carolina      0.235
     Tennessee           1.231
     Texas              20.811
     Utah                0.114
     Virginia            3.458
     Washington          2.107
     Washington, DC      3.093
     West Virginia       3.052
     Wisconsin           0.397
     Wyoming             0.048

(This annual report is not part of the prospectus.)

Quick telephone reference

American Express            Redemptions and exchanges,       National/Minnesota
Financial Advisors          dividend payments or                   800-437-3133
Telephone Transaction       reinvestments and automatic
Service                     payment arrangements           Mpls./St. Paul area:
                                                                       671-3800



TTY Service                 For the hearing impaired               800-846-4852




American Express            Automated account information          800-862-7919
Financial Advisors          (TouchTone(R) phones only),
Easy Access Line            including current fund prices
                            and performance, account values
                            and recent account transactions

You may experience delays when call volumes are high.

AMERICAN EXPRESS Financial Advisors


IDS Insured Tax-Exempt Fund
IDS Tower 10
Minneapolis, MN 55440-0010

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   Headings.                                   2)  The headings in the
                                                     annual report are
                                                     placed in a blue strip
                                                     at the top of the page.

3)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.

4)   Footnotes for charts and                    4)  The footnotes for each
     graphs are described at                         chart or graph are typed
     the left margin.                                below the description of
                                                     the chart or graph.